Financial assets at fair value through profit or loss (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial assets designated as measured at fair value through profit or loss [abstract]
Schedule of financial assets at fair value through profit or loss

	June 30, 2022 $	December 31, 2021 $
Financial assets measured at FVPL
– Unlisted securities	26,746,657	9,906,000

	December 31,
	2021 $	2020 $
Financial assets measured at FVPL
— Unlisted securities (i)	9,906,000	—

	9,906,000	—

Schedule of movements in balance

	June 30, 2022 $	December 31, 2021 $
At January 1	9,906,000	—
Additions during the period	18,500,000	10,000,000
Change in fair value recognized in profit or loss	(1,659,343)	(94,000)

At June 30 and December 31	26,746,657	9,906,000

Movement of the balance during the year ended December 31, 2021 is as follow:

	2021 $	2020 $
At January 1	—	—
Additions during the year	10,000,000	—
Fair value loss on financial assets at fair value through profit or loss	(94,000)	—

At December 31	9,906,000	—